Net defined benefit assets (liability) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit asset (liability) [line items]
Duration of defined benefit plan obligation	9 years 9 months 18 days
Actuarial Gain or loss Recognized In Other Comprehensive Income	$ 7.2	$ 5.4	$ 15.5
Regular employer contributions			2.8
Retirement of interest earned			$ 1.1